INITIAL PUBLIC OFFERING (Details) - USD ($)			7 Months Ended	10 Months Ended
	Jul. 19, 2021	Jul. 16, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering gross				$ 138,000,000
Offering costs			$ 3,090,250	3,090,250
Deferred underwriting commissions				$ 4,010,000	$ 4,010,000
Exercise price of warrants				$ 11.50	$ 11.50
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,800,000	12,000,000
Price per share		$ 10.00
Proceeds received from initial public offering gross	$ 18,000,000.0	$ 120,000,000.0
Offering costs	990,000	10,500,000
Offering costs allocated to derivate warrant liabilities	62,000	62,000
Reimbursement of offering costs from underwriters	480,000	480,000
Deferred underwriting commissions	630,000	3,400,000
IPO | Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Offering costs		4,700,000
Offering costs allocated to derivate warrant liabilities		685,000
Deferred underwriting commissions		3,400,000
IPO | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Offering costs		4,700,000
Offering costs allocated to derivate warrant liabilities	$ 685,000
Deferred underwriting commissions		$ 3,400,000
Number of shares in a unit	1
Number of warrants in a unit	0.50
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
IPO | Public Warrants | Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50